SUBSEQUENT EVENTS	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based upon this review, other than as described below, and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 1, 2021, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agrement”), by and among the Company, Merger Sub, QOMPLX, Inc., a Delaware corporation (“QOMPLX”) and Rationem, LLC, a Delaware limited liability company, in its capacity as the representative of the stockholders of QOMPLX.

The Business Combination Agreement provides for, among other things, the following transactions: (i) QOMPLX will change its name to “QOMPLX Operations, Inc.”; (ii) the Company's certificate of incorporation and bylaws will be amended and restated; and (iii) Merger Sub will merge with and into QOMPLX, with QOMPLX as the surviving company in the merger, and after giving effect to such merger, continuing as the Company's wholly owned subsidiary. In addition, in connection with transactions contemplated by the Business Combination Agreement, the Company is expected to change its name to “QOMPLX, Inc.” and QOMPLX is expected to consummate each of the acquisitions of Sentar, Inc., an Alabama corporation, and substantially all assets of RPC Tyche LLP, a limited liability partnership incorporated under the laws of England and Wales (such acquisitions, together with the other transactions contemplated by the Business Combination Agreement, including the PIPE Financing and the Bridge Financing (each as defined below), the “QOMPLX Business Combination”).

Immediately prior to the effective time of the QOMPLX Business Combination, in accordance with the terms and subject to the conditions of the Business Combination Agreement, outstanding shares of QOMPLX (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law are properly exercised and not withdrawn) will be exchanged for shares of Class A common stock, par value $0.0001 per share, of New QOMPLX (the “New QOMPLX Common Stock”) and outstanding QOMPLX vested options to purchase shares of QOMPLX will be exchanged for comparable options to purchase New QOMPLX Common Stock, in each case, based on an implied QOMPLX equity value of $850,000,000. This implied equity value of $850,000,000 is increased by the aggregate exercise price of vested options used to purchase shares of QOMPLX and is reduced by the accrued and unpaid interest under the Notes (as defined below) issued pursuant to the Bridge Financing Agreement. Unvested and unexercised QOMPLX options will also be exchanged for comparable options to purchase New QOMPLX Common Stock based on the same exchange ratio that is used for the exchange of the vested options to purchase shares of QOMPLX.

Concurrently with the execution of the Business Combination Agreement, the Company entered into (i) the subscription agreements (the “Subscription Agreements”) with certain investors, including, among others, Cannae Holdings, LLC (“Cannae”) and additional third party investors and (ii) a bridge financing agreement (the “Bridge Financing Agreement”) with QOMPLX, Cannae and certain other stockholders of QOMPLX. Pursuant to the Subscription Agreements, (A) each investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, on the closing date of the QOMPLX Business Combination substantially concurrently with the closing of the QOMPLX Business Combination, an aggregate of 16,000,000 shares of New QOMPLX Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $160,000,000 (the “PIPE Financing”) and (B) the Company agreed to issue an additional 835,539 shares of New QOMPLX Common Stock to Cannae in exchange for its agreement to act as the lead investor in the PIPE Financing with a $50,000,000 commitment. Pursuant to the Bridge Financing Agreement, QOMPLX has agreed to issue convertible notes (the “Notes”) to the investors party thereto in an aggregate principal amount of $20,000,000 and the Company has agreed to, subject to, and conditioned upon the occurrence of, and effective as of immediately prior to, the closing of the QOMPLX Business Combination, assume the Notes and satisfy and discharge the principal amount and accrued and unpaid interest under each Note as of such time by way of issuance of one share of New QOMPLX Common Stock for every $10.00 of principal amount and accrued and unpaid interest payable on a Note as of such time.

Consummation of the transactions contemplated by the Business Combination Agreement are subject to customary conditions of the respective parties, including receipt of approval from stockholders of each of the Company and QOMPLX for consummation of the transactions and certain other actions related thereto by our stockholders.